Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (17,568)	$ (19,108)	$ (17,202)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	212	404	205
Impairment of fixed assets	1,426
Share-based compensation	(57)	879	491
Financial expense (income), net	305	(624)
Changes in assets and liabilities items:
Operation leasing	49
Decrease (increase) in prepaid and other current assets and non-current assets	480	273	(549)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(851)	207	362
Increase (decrease) in employees and payroll accruals	(856)	(700)	451
Decrease in royalties provision	(94)	(38)	(22)
Net cash used in operating activities	(16,954)	(18,707)	(16,264)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(83)	(486)	(1,006)
Changes (investment) in short-term bank and other deposits	21,439	(12,022)	(15,000)
Net cash provided in (used in) investing activities	21,356	(12,508)	(16,006)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares, net of issuance expenses			19,219
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses		8,850	31,801
Options exercise			4
Net cash provided by financing activities		8,850	51,024
Net increase (decrease) in cash, cash equivalents and restricted cash	4,402	(22,365)	18,754
Cash, cash equivalents and restricted cash at the beginning of the year	4,442	26,807	8,053
Cash, cash equivalents and restricted cash at the end of the year	8,844	4,442	26,807
Supplemental disclosure of non-cash flow information
Purchase of property and equipment	35	35	161
Assets acquired under operating lease		307	1,048
Supplemental disclosure of cash flow information
Cash paid for taxes	25	5	33
Interest received	2,023	548	62
Cash and Cash equivalents	8,844	4,090	26,457
Restricted cash included current assets		352	350
Total cash, cash equivalents, and restricted cash	$ 8,844	$ 4,442	$ 26,807